Jan. 28, 2016
THE TETON WESTWOOD FUNDS (the “Trust”)

TETON WESTWOOD INCOME FUND (the “Fund”)

Supplement dated July 25, 2016, to the Fund’s Statutory Prospectus and Summary

Prospectus for Class AAA Shares, Class A Shares, Class C Shares, and for Class I

Shares dated January 28, 2016

Effective October 1, 2016 (the “Effective Date”), the Fund is changing its name to TETON Convertible Securities Fund, as a result, all references in the Prospectus to TETON Westwood Income Fund will be deleted and replaced with TETON Convertible Securities Fund. Furthermore, the Fund’s principal investment strategy is being amended, as set out below and will become effective as of the Effective Date.

The “Principal Investment Strategies” section of the Summary Prospectus and the language in the “Investment Objectives, Investment Strategies and Related Risks” section in the Prospectus, under “Income Fund”, should be replaced with the following:

“The Fund invests, under normal circumstances, at least 80% of its net assets in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks, and non-convertible fixed-income securities.

The Fund may also invest in non-convertible debt securities rated below investment grade (rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Adviser to be of comparable quality), within the above 20% limitation. The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

The Fund may invest in illiquid or thinly traded securities, subject to any limitations described in the prospectus and/or Statement of Additional Information. The Fund may also invest in securities that are eligible for resale under Rule 144A of the Securities Act of 1933, as amended.

The Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles), non-U.S. dollar denominated securities, and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

In buying and selling securities for the Fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. The portfolio managers may consider selling a particular security when the portfolio managers perceive a change in company fundamentals, a decline in relative attractiveness to other issues, and/or a decline in industry fundamentals, or if any of the original reasons for purchase have materially changed.

The portfolio managers evaluate each security’s investment characteristics as a fixed income instrument as well as its potential for capital appreciation. Under normal market conditions, the portfolio managers utilize this strategy to seek to capture approximately 60% to 80% of the upside performance of the underlying equities with 50% or less of the downside exposure.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants, and other derivative instruments. In response to adverse market, economic, political or other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.”

Furthermore, in the “Principal Risks” section in the Summary Prospectus for the Fund, the following risk factors are being added:

Convertible Securities Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.

High Yield Securities Risk. The Fund may invest in higher yielding, lower rated bonds, commonly called “junk bonds”. Bonds that are rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Adviser to be of comparable quality, are generally considered to be high yield bonds. These high yield bonds are subject to greater risks than lower yielding, higher rated debt securities. As a result, the Fund may experience losses associated with its holdings of high yield securities.

Small-Cap Company Risk. Although small-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap company stock prices tend to rise and fall in value more than other stocks.

In addition, as of the Effective Date, Teton Advisors, Inc. is capping the total annual fund operating expenses for Class AAA shares, Class A shares, Class C shares and Class I shares at 1.15%, 1.40%, 1.90%, and 0.90%, respectively. The “Fees and Expenses of the Income Fund” section beginning on page 1 of the Summary Prospectus and beginning on page 21 of the Prospectus, with respect to Class AAA shares, Class A shares, Class C shares and Class I shares, should be replaced with the following:

	Class AAA	Class A	Class C	Class I
	Shares	Shares	Shares	Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.50%	1.00%	None
Other Expenses	1.15%	1.15%	1.15%	1.15%

Total Annual Fund Operating Expenses	2.40%	2.65%	3.15%	2.15%
Less Fee Waiver and/or Expense Reimbursement(1)	(1.25)%	(1.25)%	(1.25)%	(1.25)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.15%	1.40%	1.90%	0.90%

(1)
Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.15% for Class AAA shares, 1.40% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares. Under this same arrangement, the Fund has also agreed, during the three year period following the year of any such waiver and/or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.15%, 1.40%, 1.90%, and 0.90% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2018 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$117	$629	$1,167	$2,641
Class A Shares	$537	$1,076	$1,642	$3,175
Class C Shares	$293	$855	$1,541	$3,371
Class I Shares	$92	$552	$1,039	$2,384

You would pay the following expenses if you did not redeem your shares of the Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$117	$629	$1,167	$2,641
Class A Shares	$537	$1,076	$1,642	$3,175
Class C Shares	$193	$855	$1,541	$3,371
Class I Shares	$92	$552	$1,039	$2,384